Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,
	2024	2025
	US$	US$
Equity method investments, net	1,436	1,163
–SiEngine Technology Co., Ltd. (“SiEngine”)	—	—
–Smart Automobile Co., Ltd. (“Smart”)	—	—
–Shenzhen U Chance Technology Co., Ltd. (“U Chance”)	973	1,163
–ACO Tech Sdn. Bhd. (“ACO Tech”)	463	—
Equity securities	728	17,507
Available-for-sale debt investments	—	42,833
Total long-term investments, net	2,164	61,503

Schedule of reconciliation of the Level 3 fair value measurement of available-for-sale debt investments
The following table provides information about the reconciliation of the Level 3 fair value measurement of available-for-sale debt investments for the year indicated:

US$
Balance at December 31, 2024	42,979
Unrealized loss	(143)
Foreign currency translation adjustments	(3)
Balance at December 31, 2025	42,833

Schedule of fair value of available-for-sale debt investments	The fair value of available-for-sale debt investments as of December 31, 2025 were estimated with the following key assumptions:

As of December 31,
2025
Risk-free interest rates (i)	1.38% - 3.55%
Bond Yield (ii)	6.07%
___________________________
i.The risk-free interest rates were estimated based on the yield to maturity of U.S. treasury bonds and China Government Bond for a term consistent with the expected term of available-for-sale debt investments in effect at the valuation date.
ii.The bond yields were estimated based on the market yield of comparable bonds with similar credit rating.